Income tax credit/(charge)	12 Months Ended
Dec. 31, 2025
Income tax credit/(charge)
Income tax credit/(charge)

10Income tax credit/(charge)

Tax credited/(charged) to profit or loss:

	2025	2024	2023
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	30,341	(45)	22,661

The tax on profit before tax for the year is lower (2024: lower, 2023: lower) than the respective rate of corporation tax in the UK of 25% (2024: 25%, 2023: 19%).

The differences are reconciled below:

	2025	2024	2023
	£ 000	£ 000	£ 000
Profit/(loss) before tax	202,587	(781,195)	(82,607)
Corporation tax (charge)/credit at respective rate	(50,647)	195,298	15,695
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(1,972)	(1,393)	(892)
Increase/(decrease) in tax credit from tax losses for which no deferred tax asset was recognized	52,619	(193,950)	(14,803)
Research and development tax credit	30,341	—	22,661
Total income tax credit/(charge)	30,341	(45)	22,661

10Income tax credit/(charge) (continued)

From April 1, 2023 there is no longer a single corporation tax rate in the UK for non-ring fence profits. At the Autumn Budget 2024, the U.K. government announced a cap to the headline rate of Corporation Tax at 25% for the duration of the current Parliament. A small profits rate of 19% exists for companies with profits of £50 thousand or less. Companies with profits between £50 thousand and £250 thousand pay tax at the main rate, reduced by a marginal relief.

No deferred tax assets or liabilities have been recognized as the Group has a surplus of UK tax losses, which offset in the same jurisdiction as any deferred tax liabilities. A deferred tax asset for the surplus tax losses has not been recognized as the Group has not yet been profitable and therefore there is uncertainty over the availability of future taxable profits against which these losses can be utilized.

Unused potential tax losses for which no deferred tax asset has been recognized as at December 31, 2025 were estimated as £431,440 thousand (2024: £934,012 thousand). Under current UK tax legislation, these losses may be carried forward indefinitely.